CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18.                               CONVERTIBLE REDEEMBABLE PREFERRED SHARES

In March 2006, Renren Inc. issued 215,959,520 shares of Series C convertible redeemable preferred shares (“Series C shares”) for cash proceeds of $48,100 to a group of investors.

On April 4, 2008, Renren Inc. issued 132,052,010 Series D shares for cash proceeds of $130,000 at an average price of $0.98 per Series D share to certain investors.  In connection with the issuance of Series D shares, Renren Inc. also granted certain warrants to a Series D shareholder to purchase additional Series D shares as set out in Note 19.  The warrants were determined as liabilities by the Group and therefore, the Series D shares were initially recorded at $118,074, as the result of deducting $9,165, the initial fair value of the warrants, and $2,761 issuance costs from the $130,000 issuance price.  The Company accreted the carrying amount of the Series D Shares immediately after the initial recognition to the redemption price of $130,000 and the $11,926 accretion amount was recorded as deemed dividend to the holders of the Series D shares in the year 2008.

In 2009, the Company issued additional 75,538,220 Series D shares upon the exercise of 2009 Series D warrants as set out in Note 19.

Upon the issuance of the Series D shares, Renren Inc. also repurchased 50,896,390 Series C shares at $48,100 (“2008 Buyback”), which was recorded as a reduction of carrying amount of the Series C shares.

On December 18, 2009, Renren Inc. further repurchased 37,014,690 Series C shares with cash consideration of $21,656 (“2009 Buyback”).  The consideration was $13,445 higher than the carrying amount of the purchased Series C shares, which was $8,244.  $2,477 of the total $13,445 excess was recorded as a reduction of additional paid in capital and then the remaining $10,968 was recorded as an increase of accumulated deficit when the additional paid in capital was already zero.  As a result of 2009 Buyback, the issued and outstanding Series C shares were reduced to 128,048,440.

In 2010, the Company issued additional 226,614,660 Series D shares upon the exercise of Tranche 3 and Tranche 4 Series D warrants as set out in Note 19.

The issued and outstanding Series C shares and Series D shares were automatic converted into ordinary shares immediately prior to the completion of the qualified IPO as set out in Note 16.

The following is the roll forward of the carrying amounts of Series C and Series D shares for the two years ended December 31, 2010 and 2011:

Carrying
amount

Series C Shares:
Balance as of January 1, 2011	$28,520
Conversion to ordinary shares as set out in Note 19	(28,520)
Balance as of December 31, 2011	—

Carrying
amount

Series D shares:
Balance as of January 1, 2010	$193,398
Exercise of Tranche 3 Series D warrants (Note 19)	98,538
Exercise of Tranche 4 Series D warrants (Note 19)	279,503
Balance as of December 31, 2010	571,439
Conversion to ordinary shares as set out in Note 19	(571,439)
Balance as of December 31, 2011	—

Except for the Series C and Series D shares redemption feature, all of the preferred shares, including Series A, B, C and D shares have substantial the same terms and are summarized as follows:

Redemption

For a period of nine months after March 2, 2011, at the election of the majority holders of the Series C shares, the Company shall redeem all of the outstanding Series C shares in cash at a redemption price per Series C share equal to the applicable original issuance price per Series C share plus all declared but unpaid dividends.

For a period of nine months after April 4, 2013 or 5th anniversary of the actual date of exercise of the 2009 and 2010 Series D warrants as set out in Note 19, at the election of the majority holders of the Series D shares, the Company shall redeem all of the outstanding Series D shares in cash at a redemption price per Series D shares equal to the applicable original issuance price per Series D shares plus all declared but unpaid dividends.

The Series A and Series B convertible preferred shares are not redeemable.

Conversion

Each preferred share shall be convertible, at the option of the holder, at any time after issuance into such number of ordinary shares as determined by dividing the original issuance price by the conversion price.  The conversion price is initially set at the original issuance price and then subject to adjustments for dilution, including but not limited to issuance of additional ordinary shares and share splits, in accordance with the conversion provisions of the Company’s articles of association.  The preferred shares are also automatically converted at the consummation of the Company’s sale of ordinary shares in an underwritten IPO that results in aggregate gross proceeds not less than $50,000 (net of underwriting discounts and commissions).  The conversion price for Series A shares, Series B shares, Series C shares and Series D shares are $0.0035, $0.035, $0.228 and $0.093, respectively.

Voting rights

Each preferred share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters.

Dividends

The preferred shares are entitled to receive the same amount of dividend payable to the holders of ordinary shares, if declared by the Board of Directors of the Company, on the as-if converted basis.

Liquidation preference

In the event of any liquidation or sale transaction of the Company, either voluntary or involuntary, distributions to the shareholders of the Company shall be made in the following manner:

(1)                                 on a pari passu basis, each holder of the Series C and Series D shares shall be entitled to receive an amount equal to their original share issuance price for each Series C and Series D shares then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any payment or distribution of any of the assets or surplus funds of the holders of the ordinary shares or any other class or series of shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis among the shareholders of Series C and Series D shares.

As of December 31, 2010, the liquidation value of Series C and Series D shares are $26,713 and $403,854, respectively.

(2)                                 after distribution to holders of Series C and Series D shares in full, each holder of the Series A shares and Series B shares shall be entitled to receive an amount equal to the original share issuance price for each Series A shares and Series B share then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis to the shareholder of Series A shares and Series B shares.

The remaining assets of the Company, if any, shall be paid or distributed to the holders of Series A shares, Series B shares, Series C shares, Series D shares and ordinary shares on a pro rata basis, based on the number of ordinary shares then held by each shareholder on an as-converted basis.